UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[  ]is a restatement.
							[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thorsell Parker Partners, Inc.
Address:	265 Post Road West
		Westport, CT  06880

Form 13F File Number:	28-4176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kaye Tiedemann
Title:	Partner
Phone:	203-222-1722
Signature, Place and Date of Signing:

Kaye Tiedemann	Westport, CT		August 6, 1999

Report Type (Check only one.):

[ X ]	13F  HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total		$235,489


List of Other Included Managers:

NONE
<PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
Albany International Corp      COM              012348108     7951   378616 SH       SOLE
349072             29544
American Homestar Corp         COM              026651109     1287   187150 SH       SOLE
187150
Barnes Group Inc               COM              067806109      211     9700 SH       SOLE
9700
CKE Restaurants Inc            COM              12561E105     6213   382345 SH       SOLE
361525             20820
Canandaigua Brands Inc         COM              137219200     3828    73000 SH       SOLE
67000              6000
Champion Enterprises Inc       COM              158496109     4877   261834 SH       SOLE
238159             23675
Coach USA Inc                  COM              18975L106     9510   226765 SH       SOLE
206915             19850
Commercial Federal Corp        COM              201647104     8428   363487 SH       SOLE
331877             31610
E G & G Inc                    COM              268457108     4314   121093 SH       SOLE
111533              9560
EEX Corporation New            COM              26842V207     4877   703013 SH       SOLE
641931             61082
Etec Systems Inc               COM              26922C103     5293   159200 SH       SOLE
145300             13900
Foodmaker Inc                  COM              344839204    11566   407628 SH       SOLE
377418             30210
Greenpoint Financial Corp      COM              395384100     7081   215801 SH       SOLE
195306             20495
Hannaford Brothers Co          COM              410550107     4125    77102 SH       SOLE
71102              6000
Harman International Inds Inc  COM              413086109     9743   221424 SH       SOLE
203064             18360
Harsco Corp                    COM              415864107     7097   221792 SH       SOLE
202097             19695
Helmerich & Payne Inc          COM              423452101     5298   224254 SH       SOLE
207744             16510
Houghton Mifflin Co            COM              441560109     2347    49863 SH       SOLE
46203              3660
Marine Drilling Co Inc         COM              568240204     2922   213500 SH       SOLE
205500              8000
McDermott Int'l Inc            COM              580037109     1054    37300 SH       SOLE
33100              4200
Oakwood Homes Corp             COM              674098108     6266   477413 SH       SOLE
438848             38565
Oceaneering Intl Inc           COM              675232102     6073   376602 SH       SOLE
353752             22850
Oregon Steel Mills             COM              686079104     9213   692042 SH       SOLE
636792             55250
Pall Corp                      COM              696429307     5500   247907 SH       SOLE
226837             21070
Precision Castparts Corp       COM              740189105     3925    92354 SH       SOLE
84064              8290
Pride International Inc        COM              741932107     5503   520966 SH       SOLE
488916             32050
Richfood Holdings Inc          COM              763408101    10711   607710 SH       SOLE
556170             51540
Sequent Computer Systems Inc   COM              817338106     6725   378900 SH       SOLE
345200             33700
Shopko Stores Inc              COM              824911101     5693   155959 SH       SOLE
141539             14420
Silicon Valley Group Inc       COM              827066101     4183   248800 SH       SOLE
226100             22700
Snap-On Tools                  COM              833034101     4743   131080 SH       SOLE
123070              8010
Steinway Musical Instruments   COM              858495104     1333    50300 SH       SOLE
50300
Sterling Software Inc          COM              859547101    11418   431902 SH       SOLE
401492             30410
Stewart Ent Cl A               COM              860370105     2854   196000 SH       SOLE
181000             15000
Teleflex Inc                   COM              879369106     4608   106074 SH       SOLE
98714              7360
Toro Company                   COM              891092108     6623   168203 SH       SOLE
156383             11820
Valero Energy Corp             COM              91913Y100     1601    74700 SH       SOLE
68000              6700
Varian Medical Systems Inc     COM              92220P105     7452   295131 SH       SOLE
274541             20590
Varian Semiconductor Equipment COM              922207105     1841   108300 SH       SOLE
108300
Vishay Intertechnology Inc     COM              928298108    14399   685644 SH       SOLE
634473             51171
Weatherford Intl Inc           COM              947074100     6803   185739 SH       SOLE
170204             15535